Net (loss) income per Ordinary Share - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss per Ordinary Share
Number of anti-dilutive securities	223,648,753	245,195,626	322,333,636
Share options
Net Loss per Ordinary Share
Number of anti-dilutive securities	223,648,753	223,932,653	266,047,366
Restricted shares units
Net Loss per Ordinary Share
Number of anti-dilutive securities		21,262,973	26,173,123
Shares of convertible notes
Net Loss per Ordinary Share
Number of anti-dilutive securities			30,113,147